Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Polar Spirit contract termination (Details) $ in Millions	1 Months Ended
Dec. 31, 2016 USD ($)
Polar Spirit [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party	$ 42.4